Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

	Years Ended September 30,
	2020	2019	2018
Distributor A	20.3%	19.8%	21.2%

Schedule of Estimated Useful Lives of the Assets
Depreciation for financial reporting purposes is computed using the straight-line method over the following estimated useful lives of the assets:

Land improvements	10 years
Building and improvements	7-40 years
Manufacturing equipment	1-15 years
Office furniture and equipment	3-12 years
Vehicles	5 years
Computer equipment	3-7 years